Schedule of Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
Allocation of net income (loss)	$ (221,978)	$ 48,426	$ (404,922)	$ (80,513)	$ (127,116)
Weighted-average shares outstanding	5,282,115	14,375,000	5,282,115	14,375,000	14,375,000	13,982,407
Basic and diluted net income (loss) per share	$ (0.04)	$ 0.01	$ (0.08)	$ (0.01)	$ (0.01)	$ 0.05
Common Class B [Member]
Allocation of net income (loss)	$ (36,040)	$ 16,142	$ (65,743)	$ (26,837)	$ (42,372)	$ 216,337
Weighted-average shares outstanding	857,601	4,791,667	857,601	4,791,667	4,330,522	4,791,667
Basic and diluted net income (loss) per share	$ (0.04)	$ 0.01	$ (0.08)	$ (0.01)	$ (0.01)	$ 0.05
Common Stock [Member] | Common Class A [Member]
Allocation of net income (loss)						$ 631,285
Weighted-average shares outstanding						13,982,407
Basic and diluted net income (loss) per share						$ 0.05